Retirement-Related Benefits - Changes in Benefit Obligation and Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Plans | U.S.
Changes in benefit obligation
Benefit obligation, balance at beginning of period	$ 52,444	$ 52,218
Interest cost	1,719	1,913	$ 2,048
Actuarial losses/(gains)	(2,743)	1,895
Benefits paid from trust	(3,484)	(3,460)
Direct benefit payments	(124)	(123)
Benefit obligation, balance at end of period	47,812	52,444	52,218
Change in plan assets
Fair value of plan assets, balance at beginning of period	52,694	51,405
Actual return on plan assets	(997)	4,749
Benefits paid from trust	(3,484)	(3,460)
Fair value of plan assets, balance at end of period	48,213	52,694	51,405
Funded status	401	250
Accumulated benefit obligation	47,812	52,444
Pension Plans | Non-U.S.
Changes in benefit obligation
Benefit obligation, balance at beginning of period	49,111	44,981
Service cost	413	410	420
Interest cost	830	837	1,035
Plan participants' contributions	25	28
Acquisitions/divestitures, net	(27)	24
Actuarial losses/(gains)	(240)	520
Benefits paid from trust	(1,976)	(1,865)
Direct benefit payments	(390)	(384)
Foreign exchange impact	(2,012)	4,657
Amendments/curtailments/settlements/other	34	(96)
Benefit obligation, balance at end of period	45,770	49,111	44,981
Change in plan assets
Fair value of plan assets, balance at beginning of period	40,798	36,020
Actual return on plan assets	(610)	2,583
Employer contributions	325	368
Acquisitions/divestitures, net	(22)	(28)
Plan participant's contributions	25	28
Benefits paid from trust	(1,976)	(1,865)
Foreign exchange impact	(1,754)	3,694
Amendments/curtailments/settlements/other	(28)	(2)
Fair value of plan assets, balance at end of period	36,758	40,798	36,020
Funded status	(9,012)	(8,312)
Accumulated benefit obligation	45,161	47,974
Nonpension Postretirement Plans
Change in plan assets
Employer contributions	385	394
Nonpension Postretirement Plans | U.S.
Changes in benefit obligation
Benefit obligation, balance at beginning of period	4,184	4,470
Service cost	13	14	17
Interest cost	132	154	165
Plan participants' contributions	59	54
Acquisitions/divestitures, net	0	0
Actuarial losses/(gains)	(71)	(98)
Benefits paid from trust	(383)	(385)
Direct benefit payments	(22)	(24)
Benefit obligation, balance at end of period	3,912	4,184	4,470
Change in plan assets
Fair value of plan assets, balance at beginning of period	18	26
Actual return on plan assets	1	0
Employer contributions	335	394
Acquisitions/divestitures, net	0	0
Plan participant's contributions	59	54
Benefits paid from trust	(383)	(385)
Amendments/curtailments/settlements/other	0	(70)
Fair value of plan assets, balance at end of period	29	18	26
Funded status	(3,882)	(4,165)
Nonpension Postretirement Plans | Non-U.S.
Changes in benefit obligation
Benefit obligation, balance at beginning of period	732	692
Service cost	5	6	5
Interest cost	45	57	51
Acquisitions/divestitures, net	0	0
Actuarial losses/(gains)	43	(3)
Benefits paid from trust	(7)	(6)
Direct benefit payments	(31)	(30)
Foreign exchange impact	(86)	18
Amendments/curtailments/settlements/other	3	(1)
Benefit obligation, balance at end of period	705	732	692
Change in plan assets
Fair value of plan assets, balance at beginning of period	70	71
Actual return on plan assets	12	6
Employer contributions	0	0
Acquisitions/divestitures, net	0	0
Plan participant's contributions	0
Benefits paid from trust	(7)	(6)
Foreign exchange impact	(10)	(1)
Amendments/curtailments/settlements/other	0	(1)
Fair value of plan assets, balance at end of period	65	70	$ 71
Funded status	$ (640)	$ (663)